Obligations under finance leases	12 Months Ended
Dec. 31, 2019
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Obligations under finance leases
38	Obligations under finance leases
As at December 31, 2018, obligations under finance leases are as follows:

	2018
	Present value of the minimum lease payments	Total minimum lease payments	Interest
	RMB million	RMB million	RMB million
Within 1 year	9,555	12,062	2,507
After 1 year but within 2 years	9,572	11,738	2,166
After 2 years but within 5 years	32,285	36,765	4,480
After 5 years	20,809	22,200	1,391

	72,221	82,765	10,544
Less: balance due within one year classified as current liabilities	(9,555)

	62,666

The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, obligations under finance leases of RMB72,221 million (including the current portion) at December 31, 2018 was reclassified to lease liabilities (Note 37) at January 1, 2019.